BORROWINGS - Schedule of Borrowings by Currency (Details) - Interest on non-recourse borrowings £ in Millions, R$ in Millions, $ in Millions	Dec. 31, 2025 USD ($)	Dec. 31, 2025 GBP (£)	Dec. 31, 2025 BRL (R$)	Dec. 31, 2024 USD ($)	Dec. 31, 2024 GBP (£)	Dec. 31, 2024 BRL (R$)
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 13,169			$ 12,178
U.S. dollars
Disclosure of detailed information about borrowings [line items]
Borrowings	7,168			6,989
Local Currency	7,168			6,989
British pounds
Disclosure of detailed information about borrowings [line items]
Borrowings	3,424			2,860
Local Currency | £		£ 2,541			£ 2,285
Brazilian real
Disclosure of detailed information about borrowings [line items]
Borrowings	$ 2,935			$ 2,786
Local Currency | R$			R$ 16,150			R$ 17,250